UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10113
                                                    --------------

                        UBS Juniper Crossover Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                          --------------

                   Date of fiscal year end: December 31, 2004
                                          -------------------

                     Date of reporting period: June 30, 2004
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)





                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004







                                    CONTENTS



       Statement of Assets, Liabilities and Members' Capital..........    1

       Statement of Operations........................................    2

       Statements of Changes in Members' Capital......................    3

       Statement of Cash Flows........................................    4

       Notes to Financial Statements..................................    5

       Schedule of Portfolio Investments..............................   13

       Schedule of Investments by Country.............................   16

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         JUNE 30, 2004

-------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $169,513,297)                              $     217,737,171
Cash and cash equivalents                                                                    7,979,461
Receivables:
 Note receivable                                                                               278,264
 Investments sold, not settled                                                                 119,199
 Dividends                                                                                      59,832
 Interest                                                                                          837
Other assets                                                                                     7,338
-------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                               226,182,102
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Investments purchased, not settled                                                          3,634,670
 UBSFA fee                                                                                     243,903
 Professional fees                                                                             160,356
 Shareholder servicing fee                                                                      72,268
 Administration fee                                                                             40,993
 Other                                                                                          41,347
-------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                            4,193,537
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                                           $     221,988,565
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                            $     173,766,138
Accumulated net unrealized appreciation on investments and
 other assets and liabilities denominated in foreign currencies                             48,222,427
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                     $     221,988,565
-------------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these financial statements.   1

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED JUNE 30, 2004

-------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign witholding taxes of $96,055)                                 $         636,105
Interest                                                                                       287,690
Other                                                                                            3,995
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                        927,790
-------------------------------------------------------------------------------------------------------

EXPENSES

UBSFA fee                                                                                    1,476,571
Shareholder servicing fee                                                                      437,502
Professional fees                                                                              185,157
Administration fee                                                                             118,582
Miscellaneous                                                                                   92,153
-------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                               2,309,965
-------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                         (1,382,175)
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
         INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain/loss from:
 Investments                                                                                 8,604,571
 Foreign currency transactions                                                                 (36,790)
Change in net unrealized appreciation/depreciation from:
 Investments                                                                                22,367,481
 Other assets and liabilities denominated in foreign currencies                                 (1,434)
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM
         INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                      30,933,828
-------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                             $      29,551,653
-------------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these financial statements.   2

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
    SIX MONTHS ENDED JUNE 30, 2004 ( UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                            ADVISER          MEMBERS             TOTAL
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2003                                      $    790,208    $   183,289,281    $   184,079,489

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                                    903         (3,141,253)        (3,140,350)
  Net realized loss from investments
        and foreign currency transactions                                     (17,892)        (4,441,494)        (4,459,386)
  Change in net unrealized
        appreciation/depreciation from investments and other
        assets and liabilities denominated in foreign currencies              249,708         53,824,388         54,074,096
Incentive allocation                                                            9,046                  -              9,046
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                               241,765         46,241,641         46,483,406
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                                -            112,246            112,246
Members' withdrawals                                                             (786)       (20,301,705)       (20,302,491)
Offering costs                                                                     (5)            (5,526)            (5,531)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
        DERIVED FROM CAPITAL TRANSACTIONS                                        (791)       (20,194,985)       (20,195,776)
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                    $  1,031,182    $   209,335,937    $   210,367,119
----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                                  2,745         (1,374,682)        (1,371,937)
  Net realized gain from investments
        and foreign currency transactions                                      45,957          8,458,362          8,504,319
  Change in net unrealized
        appreciation/depreciation from investments and other
        assets and liabilities denominated in foreign currencies              106,732         22,093,649         22,200,381
Incentive allocation                                                          218,890                  -            218,890
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                               374,324         29,177,329         29,551,653
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' withdrawals                                                         (227,935)       (17,702,272)       (17,930,207)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
        DERIVED FROM CAPITAL TRANSACTIONS                                    (227,935)       (17,702,272)       (17,930,207)
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2004                                        $  1,177,571    $   220,810,994    $   221,988,565
----------------------------------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these financial statements.   3

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED JUNE 30, 2004

------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                   $     29,551,653
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                        (35,373,881)
Proceeds from disposition of investments                                                         52,592,753
Net realized gain from investments                                                               (8,604,571)
Change in net unrealized appreciation/depreciation from investments                             (22,367,481)
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Note receivable                                                                               (7,595)
       Investments sold, not settled                                                              1,064,025
       Dividends                                                                                    (33,631)
       Interest                                                                                         786
       Other assets                                                                                  (6,876)
    Increase (decrease) in payables:
      Investments purchased, not settled                                                          3,634,670
      UBSFA fee                                                                                      13,862
      Professional fees                                                                             (45,268)
      Shareholder servicing fee                                                                       4,108
      Administration fee                                                                              4,145
      Other                                                                                          22,469
------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                        20,449,168

CASH FLOWS FROM FINANCING ACTIVITIES
Adviser withdrawals                                                                                (227,935)
Members' withdrawals                                                                            (17,702,272)
------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                           (17,930,207)

Net increase in cash and cash equivalents                                                         2,518,961
Cash and cash equivalents--beginning of period                                                    5,460,500
------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                   $      7,979,461
------------------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these financial statements.   4

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     1.   ORGANIZATION

          UBS Juniper Crossover Fund, L.L.C. (the "Fund") (formerly, PW Juniper Crossover Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund commenced operations on November 21, 2000.

          The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Juniper Management, L.L.C. (the "Adviser") (formerly, PW Juniper Management, L.L.C.), a Delaware limited liability company to provide investment advice to the Fund.

          The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.) and OrbiMed Advisors, L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

          The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          A.   PORTFOLIO VALUATION

          Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A.   PORTFOLIO VALUATION (CONTINUED)

          business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

          Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, as reported by such exchange. Other marketable securities for which market quotations are readily available are valued at their bid prices, as obtained from one or more dealers making markets for such securities.

          If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at June 30, 2004.

          When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. The Fund holds no such restricted securities at June 30, 2004.

          Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affects the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

          Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Private securities with a value of $33,354,937, were fair valued at June 30, 2004 by the Adviser.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A.   PORTFOLIO VALUATION (CONTINUED)

          All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

          On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities or liabilities at June 30, 2004.

          Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

          B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

          C.   FUND COSTS

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          C.   FUND COSTS (CONTINUED)

          valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

          D.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

          E.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

          F.   USE OF ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.   RELATED PARTY TRANSACTIONS

          UBSFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBSFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to UBSFA's capital account, the Adviser's capital account and the Special Advisory Account described below, the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser. The UBSFA Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's or Special Advisory Account. A portion of the UBSFA Fee is paid by UBSFA to OrbiMed. UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber, Inc.), a wholly owned subsidiary of UBS AG acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBSFA and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     3.   RELATED PARTY TRANSACTIONS (CONTINUED)

          sales load does not constitute assets of the Fund.

          The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the six months ended June 30, 2004, UBS FSI and its affiliates earned $5,322 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

          The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Adviser described above. Upon a Member's withdrawal and generally, on December 31st of each year, the Adviser is entitled to an Incentive Allocation of 20% of the net profits (defined as net income in Members' Capital derived from operations), if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits, (defined as net increase in Members Capital derived from operations), that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2004 and the year ended December 31, 2003 was $218,890 and $9,046, respectively, and has been recorded as an increase to the Special Advisory Account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

          Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2004 were $11,125.

          As described in the prospectus, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

     4.   ADMINISTRATION AND CUSTODIAN FEES

          PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions. PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     4.   ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

          provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Financial Services, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.   SECURITIES TRANSACTIONS

          Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2004, amounted to $35,373,881 and $52,592,753, respectively. Included in these amounts are purchases of warrants amounting to $25,098.

          At June 30, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $48,223,874, consisting of $62,099,422 gross unrealized appreciation and $13,875,548 gross unrealized depreciation.

     6.   SHORT-TERM BORROWINGS

          The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account, held by the Custodian. The Fund had no borrowings outstanding during the six months ended June 30, 2004.

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

          In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

          Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. During the six months ended June 30, 2004,

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

          the Fund did not trade any futures contracts, engage in option transactions or securities sold, not yet purchased.

     8.   COMMITMENTS AND CONTINGENCIES

          As of June 30, 2004, the Fund has outstanding investment commitments of approximately $414,000 for private equity securities.

     9.   FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                PERIOD FROM
                                                                                                             NOVEMBER 21, 2000
                                         SIX MONTHS                                                           (COMMENCEMENT OF
                                            ENDED                                                               OPERATIONS)
                                        JUNE 30, 2004                 YEARS ENDED DECEMBER 31,                    THROUGH
                                         (UNAUDITED)         2003              2002             2001         DECEMBER 31, 2000
                                        -------------        ----              ----             ----         -----------------
          Ratio of net investment
          loss to average net
          assets****                       (1.24)%*         (1.62)%           (1.50)%          (1.30)%             (2.31)%*

          Ratio of total expenses to
          average net assets****            2.07%*           2.11%             2.12%            2.02%               4.99%*

          Portfolio turnover rate          16.28%           35.42%            35.38%           27.20%                  -

          Total return pre incentive
          allocation **                    14.24%           27.26%           (22.70)%          (7.84)%             (3.40)%

          Total return post incentive
          allocation ***                   11.40%           21.81%           (22.70)%          (7.84)%             (3.40)%

          Average debt ratio****              -                -               0.06%            0.02%                  -
          Net asset value at end of
          period                        $221,988,565     $210,367,119      $184,079,489     $271,955,175         $251,377,110

          *    Annualized.

          ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.



                                                                              11


                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------


     9.   FINANCIAL HIGHLIGHTS (CONTINUED)

          *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

          **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

                                                                                      MARKET VALUE/
            SHARES                                                                       FAIR VALUE
---------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED)
                    ----------------------------------------------------------------
                    (98.08%)
                    --------
                    COMMON STOCK (78.19%)
                    ---------------------
                    DIAGNOSTIC EQUIPMENT (2.72%)
          127,600   Gen-Probe, Inc. *                                            $      6,038,032
                                                                                 ------------------
                    DIAGNOSTIC KITS (2.30%)
          996,000   Orthovita, Inc. *                                                   5,119,440
                                                                                 ------------------
                    MEDICAL - BIOMEDICAL/GENETICS (26.11%)
          150,000   Affymetrix, Inc. *                                                  4,909,500
          135,000   Amgen, Inc. *                                                       7,366,950
          137,878   BioCryst Pharmaceuticals, Inc. *, (b)                                 951,358
          110,000   Biogen Idec, Inc. *                                                 6,957,500
          155,000   Enzon Pharmaceuticals, Inc. *                                       1,977,800
          200,000   Exelixis, Inc. *                                                    2,018,000
          166,500   Genentech, Inc. *                                                   9,357,300
          190,000   Genzyme Corp. *                                                     8,992,700
          170,000   Human Genome Sciences, Inc. *                                       1,977,100
           10,445   LifeCell Corp. *                                                      117,297
          490,000   LifeCell Corp. *, (b)                                               5,502,700
          283,000   Medimmune, Inc. *                                                   6,622,200
           81,000   Transkaryotic Therapies, Inc. *                                     1,211,760
                                                                                 ------------------
                                                                                       57,962,165
                                                                                 ------------------
                    MEDICAL - DRUGS (31.90%)
           18,500   Actelion Ltd. - (Switzerland) *, **                                 2,127,116
          105,000   Altana AG - (Germany) **                                            6,314,589
          260,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **                        4,079,366
           53,100   Dynavax Technologies Corp. *                                          353,646
          105,000   Eli Lilly and Co.                                                   7,340,550
          300,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan) **                      7,107,180
          120,800   Ligand Pharmaceuticals, Inc. - Class B *                            2,099,504
           80,000   Ligand Pharmaceuticals, Inc. - Class B *, (b)                       1,390,400
          160,000   Novartis AG - (Switzerland) **                                      7,058,448
           65,000   OSI Pharmaceuticals, Inc. *                                         4,578,600
          266,000   Pfizer, Inc.                                                        9,118,480
          140,000   Schering-Plough Corp.                                               2,587,200
           10,000   Serono SA - Class B - (Switzerland) **                              6,299,904
          130,000   Takeda Chemical Industries, Ltd. - (Japan) **                       5,706,823
          447,072   Vernalis Plc - (United Kingdom) *, **                                 449,974
          116,000   Wyeth                                                               4,194,560
                                                                                 ------------------
                                                                                       70,806,340
                                                                                 ------------------
                    MEDICAL - IMAGING SYSTEMS (5.26%)
          330,000   Given Imaging, Ltd. *, (b)                                         11,672,100
                                                                                 ------------------
                    RESEARCH & DEVELOPMENT (0.77%)
          274,767   Senomyx, Inc. *                                                     1,717,294
                                                                                 ------------------


  The preceding notes are an integral part of these financial statements.     13

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

                                                                                      MARKET VALUE/
            SHARES                                                                       FAIR VALUE
---------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    THERAPEUTICS (9.13%)
          135,000   Abgenix, Inc. *                                              $      1,582,200
          651,473   Avanir Pharmaceuticals-Class A *                                    1,094,475
          316,000   Bioenvision, Inc. *                                                 2,768,160
          451,558   DOV Pharmaceuticals, Inc. *, (b)                                    6,303,750
          140,000   NPS Pharmaceuticals, Inc. *                                         2,940,000
          100,000   Onyx Pharmaceuticals, Inc. *                                        4,236,000
           70,500   Tanox, Inc. *                                                       1,344,435
                                                                                 ------------------
                                                                                       20,269,020
                                                                                 ------------------
                    TOTAL COMMON STOCK (Cost $128,376,553)                            173,584,391
                                                                                 ------------------
                    PREFERRED STOCKS (17.28%)
                    -------------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (3.87%)
           93,819   Auxilium Pharmaceuticals, Inc *, (a)                                  703,643
        1,071,500   Biosynexsus, Inc., Series C *, (a)                                  2,368,015
          409,829   Corus Pharma, Inc., Series A *, (a)                                   475,402
        1,058,169   Corus Pharma, Inc., Series B *, (a)                                 1,227,476
        1,083,073   Corus Pharma, Inc., Series C *, (a)                                 1,256,365
          476,436   Emphasys Medical, Inc., Series D *, (a)                               909,993
        1,235,335   Eximias Pharmaceuticals Corp., Series D *, (a)                        661,813
          132,575   Rejuvenon Corp, Series B *, (a)                                       413,634
          551,511   Salmedix, Inc., Series C *, (a)                                       579,087
                                                                                 ------------------
                                                                                        8,595,428
                                                                                 ------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.68%)
          316,091   Macrogenics, Inc., Series A1 & A2 *, (a)                              316,091
           91,639   Predix Pharmaceuticals Holdings, Inc., Series A *, (a)                916,390
           26,874   Predix Pharmaceuticals Holdings, Inc., Series B *, (a)                268,740
                                                                                 ------------------
                                                                                        1,501,221
                                                                                 ------------------
                    MEDICAL - DRUGS (0.22%)
           94,008   Peninsula Pharmaceuticals, Inc. *, (a)                                496,360
                                                                                 ------------------
                    MEDICAL - TOOLS (1.14%)
          802,771   Agensys, Inc., Series C *, (a)                                      2,528,729
                                                                                 ------------------
                    MEDICAL DEVICE (0.86%)
        9,559,200   Cryocor, Inc., Series D *, (a)                                      1,896,545
                                                                                 ------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (0.71%)
        1,016,253   Amnis Corporation, Series B-1 *, (a)                                  217,319
          395,114   Amphora Discovery Corp., Series A *, (a)                                   --
          615,812   LumiCyte, Inc., Series B *, (a)                                            --
          369,549   Molecular Staging, Inc., Series D *, (a)                            1,363,636
                                                                                 ------------------
                                                                                        1,580,955
                                                                                 ------------------
                    TECHNOLOGY PLATFORM/DRUG DISCOVERY (4.20%)
          268,815   Avalon Pharmaceuticals, Inc., Series B *, (a)                         948,272


  The preceding notes are an integral part of these financial statements.     14

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

                                                                                      MARKET VALUE/
            SHARES                                                                       FAIR VALUE
---------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS (CONTINUED)
                    TECHNOLOGY PLATFORM/DRUG DISCOVERY (CONTINUED)
          481,688   ChemoCentryx, Inc., Series B *, (a)                          $      1,252,389
        1,092,657   ChemoCentryx, Inc., Series B *, (a)                                 2,840,908
          862,381   Neogenesis Drug Discovery, Inc., Series D *, (a)                    4,290,000
                                                                                 ------------------
                                                                                        9,331,569
                                                                                 ------------------
                    THERAPEUTICS (5.60%)
        1,702,846   ARYX Therapeutics, Seried C *, (a)                                  2,818,210
        1,145,948   ARYX Therapeutics, Series D *, (a)                                  1,896,544
          316,182   Bioenvision, Inc., Series A *, (b)                                  2,769,754
           39,521   Bioenvision, Inc., Series A *, (b)                                    346,204
          136,000   DOV Pharmaceutical, Inc. *                                          1,898,560
        1,352,869   Xenoport, Inc., Series B *, (a)                                     2,367,521
          189,655   Xenoport, Inc., Series C *, (a)                                       331,896
                                                                                 ------------------
                                                                                       12,428,689
                                                                                 ------------------
                    TOTAL PREFERRED STOCKS (Cost $40,286,476)                          38,359,496
                                                                                 ------------------
                    WARRANTS (2.61%)
                    ----------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
          140,869   Auxilium Pharmaceuticals, Inc. $1.50, 10/30/10*, (a)                       --
                                                                                 ------------------
                    MEDICAL - BIOMEDICAL/GENETICS (1.64%)
          391,681   LifeCell Corp., $1.92, 07/10/06 *, (b)                              3,646,550
           92,387   Molecular Staging, Inc., Series D, $7.38, 11/15/05 *, (a)                  --
           29,251   Predix Pharmaceuticals Holdings, Inc., $8.00, 08/08/04 *, (a)              --
                                                                                 ------------------
                                                                                        3,646,550
                                                                                 ------------------
                    THERAPEUTICS (0.97%)
          410,930   Amnis Corporation, Inc., Series B-2, $1.25,12/31/03 *, (a)                 --
          316,091   Bioenvision, Inc., $2.00, 05/16/07 *, (b)                           2,136,775
            7,904   Bioenvision, Inc., $7.50, 03/22/09 *, (a)                               9,959
          124,178   DOV Pharmaceuticals, Inc., $16.00, 07/31/06 *, (b)                         --
           53,767   Xenoport, Inc., 01/15/09 *, (a)                                            --
                                                                                 ------------------
                                                                                        2,146,734
                                                                                 ------------------
                    TOTAL WARRANTS (Cost $850,268)                                      5,793,284
                                                                                 ------------------
         TOTAL INVESTMENTS IN SECURITIES -- 98.08%                                    217,737,171
                                                                                 ------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 1.92%                           4,251,394
                                                                                 ------------------
         TOTAL NET ASSETS -- 100.00%                                             $    221,988,565
                                                                                 ==================

*   Non-income producing security.

** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.

(a) Private equity investment valued at fair value. The total market value of investments carried at fair value amounted to $33,354,937 which represented 15.03% of the net assets at June 30, 2004.

(b) Private investment in public equity (freely tradeable) at market value.


  The preceding notes are an integral part of these financial statements.     15

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                              SCHEDULE OF INVESTMENTS BY COUNTRY
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          JUNE 30, 2004

---------------------------------------------------------------------------------------
                                                                            PERCENTAGE
COMMON STOCK                                            MARKET VALUE     OF NET ASSETS

United States of America                             $   134,440,991            60.56%
Japan                                                     16,893,369             7.61%
Switzerland                                               15,485,468             6.98%
Germany                                                    6,314,589             2.84%
United Kingdom                                               449,974             0.20%
---------------------------------------------------------------------------------------

TOTAL COMMON STOCK                                       173,584,391            78.19%
---------------------------------------------------------------------------------------


PREFERRED STOCK

United States of America                                  38,359,496            17.28%
---------------------------------------------------------------------------------------

TOTAL PREFERRED STOCK                                     38,359,496            17.28%
---------------------------------------------------------------------------------------

WARRANTS

United States of America                                   5,793,284             2.61%
---------------------------------------------------------------------------------------

TOTAL WARRANTS                                             5,793,284             2.61%
---------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES                          217,737,171            98.08%

OTHER ASSETS IN EXCESS OF LIABILITIES                      4,251,394             1.92%
---------------------------------------------------------------------------------------

TOTAL NET ASSETS                                     $   221,988,565           100.00%
---------------------------------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK.

Proxy Voting
A description of the policies and procedures that that Fund uses to determine how to vote proxies and a record of the actual proxy votes cast relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-486-2608.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The function of the Nominating Committee, pursuant to its adopted written charter, is to select and nominate persons for election as Directors of the Fund. As more fully disclosed in the charter, the Nominating Committee reviews and considers, as the Nominating Committee deems appropriate after taking into account, among other things, the factors listed in the charter, nominations of potential Directors made by Fund management and by Fund investors who have submitted such nominations which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the Members of the Fund, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee meets as is necessary or appropriate.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Juniper Crossover Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
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By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
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By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       August 25, 2004
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* Print the name and title of each signing officer under his or her signature.